Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Judgments of reasonably possible movements percentage	0.50%	0.50%	0.50%
Judgments of reasonably possible movements change in percentage	10.00%	10.00%	10.00%